Accounts Payable and Accrued and Other Current Liabilities - Accounts Payable (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Trade	$ 120	$ 64
Accrual for capital expenditures	151	72
Royalty Payable	150	69
Other	25	17
Accounts payable	$ 446	$ 222